Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Net of acquisition cost	$ 896
Amortized period		3 years
Amortization expense		$ 299	$ 124